Note 11 - Share Capital	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
11.	SHARE CAPITAL

(a)    AUTHORIZED
Unlimited number of common shares
One special voting share

(b)   COMMON SHARES ISSUED

	Number of
	Shares	Amount

Balance, January 1, 2015	166,578,084	$61,688,953
Shares issued on the exercise of stock options	8,106,300	2,703,436
Fair value of stock options exercised	-	2,816,625
Shares issued on the exercise of warrants and compensation warrants	22,413,431	9,373,245
Fair value of warrants and compensation warrants exercised	-	4,444,912

Balance, December 31, 2015	197,097,815	81,027,171
Shares issued on public offering	34,800,000	9,349,254
Cost of shares issued on public offering	-	(1,165,017)
Fair value of warrants issued	-	(5,985,378)
Shares issued to settle subsidiary accounts payable	2,386,386	1,843,629
Shares issued on business combination	15,607,240	12,050,000
Shares issued on the exercise of stock options	5,648,000	1,654,988
Fair value of stock options exercised	-	1,737,879
Shares issued on the exercise of warrants and compensation warrants	3,794,412	1,943,919
Fair value of warrants exercised	-	901,417

Balance, December 31, 2016	259,333,853	103,357,862
Shares issued on the exercise of stock options	685,000	123,528
Fair value of stock options exercised	-	134,831

Balance, December 31, 2017	260,018,853	$103,616,221

On
November 2, 2016
the Company completed a Short Form Base Shelf and Supplemental Prospectus offering of
34,800,000
units at a price of
$0.269
(
CAD$0.36
) per unit for gross proceeds of
$9,349,254
(
CAD$12,528,000
). Each unit consists of
one
common share and
one
common share purchase warrant. Each whole warrant entitles the holder to purchase one
additional common share of the Company at a price of
$0.388
(
CAD$0.52
) per share for a period of
five
years. The agents received cash commissions in the aggregate of
$654,447
(
CAD$876,960
). Additional issue costs approximated
$510,570
(
CAD$666,618
).

The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions: dividend yield of
0%,
interest rate of
0.68%,
volatility of
91.37%
and estimated life of
5
years. The estimated fair value assigned to the warrants was
$5,985,378
(
$8,015,323
CAD).